Expense Example {- Growth Opportunities Portfolio} - 02.28 VIP Growth Opportunities Portfolio Investor PRO-09 - Growth Opportunities Portfolio - VIP Growth Opportunities Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883